VIA EDGAR

October 7, 2013

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)
File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the definitive form of each prospectus October 7, 2013, used with respect to the AXA SmartBetaTM Equity Portfolio; EQ/Convertible Securities Portfolio; EQ/Energy ETF Portfolio; EQ/Low Volatility Global ETF Portfolio; All Asset Aggressive-Alt 50 Portfolio and All Asset Aggressive-Alt 75 Portfolio; that would have been filed under Rule 497(c), does not differ from the form of each prospectus contained in the registration statement that was electronically filed under Rule 485(b) as Post-Effective Amendment No. 101 on September 30, 2013.

If you have any questions regarding this certification, please contact the undersigned at 212/314-5280.

Sincerely EQ Advisors Trust

By:	/s/ William MacGregor
Name:	William MacGregor
Title:	Vice President and Assistant Secretary

cc: K&L Gates LLP